Statutory Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Statutory Financial Information [Abstract]
Schedule of maintained statutory capital and surplus and had statutory net loss
	Years Ended December 31
	2019	2020
Statutory capital and surplus	$25,076	$22,453
Statutory net loss	$(3,595)	$(2,078)